Note 17 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years Ended December 31
	2013	2012	2011

Net Income (loss) from continuing operations (in thousands)	$(19,093)	$(26,688)	$8,997
Income (loss) from discontinued operations (in thousands)	(6)	895	9

Net income (loss) (in thousands)	$(19,099)	$(25,793)	$9,006

Weighted average shares outstanding (in thousands) – basic	1,435,778	1,552,190	1,656,092
Effect of dilutive securities:
Options and RSUs (in thousands)	-	-	38,211

Weighted average shares outstanding (in thousands) – diluted	1,435,778	1,552,190	1,694,303

Earnings (loss) per share – basic
Continuing operations	$(0.01)	$(0.02)	$0.01
Discontinued operations	-	-	-
	$(0.01)	$(0.02)	$0.01

Earnings (loss) per share – diluted
Continuing operations	$(0.01)	$(0.02)	$0.01
Discontinued operations	-	-	-
	$(0.01)	$(0.02)	$0.01